UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Report to Stockholders.

Great Lakes Bond Fund
Investor Class Shares – GLBDX
Institutional Class Shares – GLBNX

Great Lakes Disciplined Equity Fund
Investor Class Shares – GLDEX
Institutional Class Shares – GLDNX

Great Lakes Large Cap Value Fund
Investor Class Shares – GLLVX
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Annual Report

March 31, 2013

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Bond Fund

May 24, 2013

Dear Shareholders:

In the six months ending March 31, 2013, the Great Lakes Bond Fund Investor and Institutional share classes increased 0.71% and 1.32% respectively.  The Barclays Capital Aggregate Bond index increased by 0.09% for the same period.  Security selection in the corporate sector combined with allocations to municipal securities and below investment grade corporate debt added to returns for the six month period.

Sequestration effects are slowly being felt, and there is no meaningful progress at this point towards a broader resolution of deficit reduction.  The debt ceiling challenge is upon Congress once again, but with an eye towards the fallout from the 2011 episode, both sides should have a strong desire to reach an early settlement.  Possibly more sensible spending cuts and other deficit reduction progress will be a part of the outcome.  Budget talks are underway as well, which will provide yet another venue for such discussions.  In the meantime, Congress has mandated that the Fed do everything possible to reduce unemployment and foster economic growth.

The Fed’s accommodative policies continue full speed ahead.  Rate guidance for near-zero short-term interest rates remains in place through 2015.  Monthly purchases of Treasury and government agency mortgage-backed securities also continue, although some recent Fed minutes suggest that this purchase activity may be more short-lived, possibly ending before year-end.  And, the latest Bernanke testimony before Congress defused concerns about the unwinding of the Fed’s monstrous balance sheet, as the Chairman raised the possibility that eventual selling may not be necessary.  The Fed’s primary focus remains employment, and Bernanke also used his time in front of Congress to remind lawmakers of their role in this process.  In general, without labor market and economic growth progress, the Fed’s easing is open-ended.

In our central bank-centered world, the Bank of Japan is now following the Fed’s lead, as it has instituted extreme easing measures with an inflation target of 2%.  Europe’s unemployment scene continues to worsen, as the most recent release topped 12%.  Situations in Spain and Greece are far more acute, with the next generation of workers bearing the brunt of the joblessness.  The bailout of tiny Cyprus has unnerved the investment community.  The attempt to impose a haircut on bank deposits as a part of the EU’s lending conditions was met with serious resistance, and this left other fragile Euro members girding for similar losses should they require further assistance.  The Syrian conflict drags on, Iran has the Middle East on edge and North Korea is doing its best to destabilize its region.

As the sequester-associated spending cuts take hold, manufacturing activity is lower, employment gains have lessened and general economic activity is expected to slow.  The recovery in the housing market is a bright spot, however, as home prices have experienced a sustained rebound.  The banking sector is being simultaneously buffeted by challenges and support as it continues to work through housing and mortgage market settlements.  In general, Bernanke asserts that banks are in better shape than before or after the financial crisis even as they continue to lay off people.  The stock market posted strong gains in the quarter, with the S&P 500 up over 10%.

The bond market remained a relatively uninspiring landscape, but a haven against uncertainty nonetheless.  While low interest rates and low return expectations shift investor focus to riskier asset classes, fearful events repeatedly drive market participants back to high quality fixed income securities.  Interest rates bounced around during the quarter with little overall change, and the ten-year Treasury maturity ended at 1.85%.  Most bond market indices were slightly positive for the period, with shorter benchmarks outperforming longer ones.  Liquidity remains situational, and new issuance is most always oversubscribed.

Great Lakes Bond Fund

While having a similarly muted quarter, we believe the credit sector continued to represent the best relative value in the bond market.  Company fundamentals are generally strong, healthy cash positions abound and valuations are reasonable.  Our credit allocations remain near all-time highs.  The mortgage-backed sector is much more vexing and a less compelling investment case at this time.  Prepayment rates are as unpredictable as ever, and investment missteps in this regard are potentially quite punitive.  And, the possibility of additional government programs to further aid the housing market recovery would only increase this risk.  In addition, mortgage-backed securities are trading at expensive valuations.  One of the few arguments in favor of owning MBS is the support provided by the monthly Fed purchases.  But, in general, we are underweight this sector going forward.

Thank you for your support of the Fund and the trust you have placed in us.  If you have any questions, please contact us at 855-278-2020 or visit www.glafunds.com.

Sincerely,

Stephen Rost
Chief Investment Officer – Fixed Income
Fellow Shareholder

The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.  It is not possible to invest directly in an index.

Great Lakes Bond Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return

Since Inception(1)
Bond Fund – Institutional Class	1.32%
Bond Fund – Investor Class (without sales load)	0.71%
Bond Fund – Investor Class (with sales load)(2)	-3.07%
Barclays Aggregate Bond Index(3)	0.09%

(1)	Inception date of Institutional Class was September 28, 2012.
(2)	Return reflects a sales load of 3.75%.
(3)	The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

Great Lakes Bond Fund

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2013(1)
(% of Net Assets)

Top 10 Holdings (Unaudited)
March 31, 2013(1)(2)
(% of net assets)

U.S. Treasury Note, 1.750%, 01/31/2014	2.0%
U.S. Treasury Note, 2.250%, 01/31/2015	1.9%
U.S. Treasury Note, 1.750%, 07/31/2015	1.9%
U.S. Treasury Note, 2.625%, 06/30/2014	1.9%
U.S. Treasury Note, 1.625%, 11/15/2022	1.8%
iShares iBoxx Investment Grade Corporate Bond Fund	1.5%
FNMA, 3.000%, 12/01/2042, #AK8312	1.4%
iShares Barclays CMBS Bond Fund	1.4%
New York Mortgage Agency, Series 176, 3.375%, 10/01/2032	1.3%
Massachusetts Housing Finance Agency, Series D, 4.850%, 6/1/2040	1.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	First American Government Obligations Fund excluded from top 10 holdings.

Great Lakes Disciplined Equity Fund

May 24, 2013

Dear Shareholders:

Despite 77% of US taxpayers seeing a tax hike, an increase in the dividend tax rate, and the sequester forcing indiscriminate spending cuts, the US equity market advanced smartly during the last six months.  US markets were also able to overcome a potential bank run in Cypress, and an ongoing recession in Europe.  What gives?  The US economy is now 5 1/2 years removed from the onset of the financial crisis, and continues to strengthen (albeit modestly).  The Federal Reserve has reiterated its intention to sustain easy monetary policy until the unemployment rate approaches 6.5%.  There’s real hope for an energy-independent America, and even some hope that we’ll eventually get a “grand bargain” out of D.C.

In the six months ending March 31, 2013, the Great Lakes Disciplined Equity Fund Investor and Institutional share classes increased 10.47% and 10.58% respectively.  The S&P 500 index increase was 10.19% for the same period.  In the fiscal year ending March 31, 2013, the Great Lakes Disciplined Equity Fund Investor and Institutional share classes increased 14.47% and 14.69% respectively.  The S&P 500 index  rose 13.96% for the same period.

Stock selection was the largest contributing factor to active performance for the last six months, while having a smaller average market cap than the index also added to return.  Having underweights in both the Materials and Energy sectors overall added to performance.  As a reminder, our quantitative portfolio management process places emphasis on the construction of an entire portfolio, seeking to maintain a risk profile very similar to that of our S&P 500 benchmark.  Stocks are included in the portfolio not only for their expected return potential, but also for their contribution to the portfolio’s risk profile.

“Bull markets are born on pessimism, grown on skepticism, mature on optimism, and die on euphoria. The time of maximum pessimism is the best time to buy and the time of maximum optimism is the best time to sell.”
– Sir John Templeton

It’s good to use the above quote from time to time as a temperature gauge.  It appears we’re in a mature stage of the bull market, but not yet ready for its death.  As the S&P 500 Index posts a new closing high – on a non-inflation-adjusted basis – we are reminded of how far we’ve come in four long years.  The housing market is healing, the deficit is at least headed in the right direction, and fiscal policy is being forcibly improved.  Most measures of market valuation show the US market to be fairly priced.  In fact, it strikes us that valuation measures look a lot like they did pre-crisis.  We believe there’s ample room for markets to continue their advance, especially given continued monetary stimulus.  However, as 2014 begins to loom closer, we see the potential for gains to moderate.

Thank you for your support of the Fund and the trust you have placed in us.  If you have any questions, please contact us at 855-278-2020 or visit www.glafunds.com.

Sincerely,

Jon Quigley, CFA
Portfolio Manager – Advanced Investment Partners

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

Great Lakes Disciplined Equity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return – Annualized

	1-Year	3-Year	Since Inception(1)
Disciplined Equity Fund – Institutional Class	14.69%	12.20%	16.12%
Disciplined Equity Fund – Investor Class (without sales load)	14.47%	11.83%	15.78%
Disciplined Equity Fund – Investor Class (with sales load)(2)	8.74%	9.93%	14.23%
S&P 500 Index(3)	13.96%	12.67%	16.67%

(1)	Inception date of Institutional Class was June 1, 2009.
(2)	Return reflects a sales load of 5.00%.
(3)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2013(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
March 31, 2013(1)
(% of net assets)

General Electric Co.	4.0%
Pfizer, Inc.	3.9%
Apple, Inc.	3.5%
Visa, Inc.	3.0%
CVS Caremark Corp.	3.0%
Time Warner, Inc.	2.8%
KeyCorp	2.7%
McKesson Corp.	2.7%
News Corp.	2.7%
Home Depot, Inc.	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

May 24, 2013

Dear Shareholders:

Unconventional, accommodative monetary policy directed at improvement in economic growth and employment through extended maintenance by the Federal Reserve Board of very low money market (and longer duration fixed-income) rates supported an equity market surge over the winter quarter following the pause in the fall. Three-month rise was close to the long-term average annual total return, and brought the S&P 500 back to the level of late 2007, prior to the severe economic-financial downturn. Value style index gains led the equity market by about a percentage point.

In the six months ending March 31, 2013, the Great Lakes Large Cap Value Fund Investor and Institutional share classes increased 14.36% and 14.26% respectively.  The Russell 1000 Value index’s increase was 14.02% for the same period.

Most sectors of the strategy—regardless of their sensitivity to the economic pace—produced returns near that of the market. Limiting results was an underweight position in the Financial Services sector, which outperformed the broader index for the last six months. Energy holdings, also limited results as Royal Dutch/Shell declined over losses in its Americas business due to low natural gas prices and development expenses for deepwater, Canadian oil sands and shale properties. Losses in the Energy sector were mitigated  by an underweight position to this relatively poor performing sector.

The Consumer Staples companies in the Fund outpaced the broader index significantly for the period.  The Fund was also overweight the sector, which added to the positive impact to the Fund.  Despite an underweight position, the Health Care sector contributed positively to the Fund thanks to the outperformance of the Fund’s companies within the sector.

At this point, the current situation still includes a low level of corporate profit growth, cautious outlook among businesses and slow global economic progress. US economic trends still look better than those of Europe and Japan. Accommodative (and unconventional) monetary policy continues to keep competition for equities from money market instruments and fixed income low, given current interest rate levels. Equity market valuation, by historic standards, still appears reasonable, but less so following strong market advances of 2012 and early 2013.

Thank you for your support of the Fund and the trust you have placed in us.  If you have any questions, please contact us at 855-278-2020 or visit www.glafunds.com.

Sincerely,

Edward Calkins, CFA
Chief Investment Officer – Equities
Fellow Shareholder

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  It is not possible to invest directly in an index.

Great Lakes Large Cap Value Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return

Since Inception(1)
Large Cap Value Fund – Institutional Class	14.28%
Large Cap Value Fund – Investor Class (without sales load)	14.36%
Large Cap Value Fund – Investor Class (with sales load)(2)	8.60%
Russell 1000 Value Index(3)	14.02%

(1)	Inception date of Institutional Class was September 28, 2012.
(2)	Return reflects a sales load of 5.00%.
(3)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2013(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
March 31, 2013(1)
(% of net assets)

American Express Co.	3.8%
3M Co.	3.8%
Target Corp.	3.7%
Berkshire Hathaway, Inc. – Class B	3.7%
Chevron Corp.	3.6%
Honeywell International, Inc.	3.6%
Royal Dutch Shell – ADR	3.4%
Eaton Corp.	3.3%
General Electric Co.	3.3%
Lockheed Martin Corp.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

May 24, 2013

Dear Shareholders:

Equity markets rose over the last six months, as U.S. employment and housing indicators strengthened, and investors shrugged off the potential impact of automatic, across the board spending cuts resulting from Congress’s inability to reach a budget agreement. In the six months ending March 31, 2013, the Great Lakes Small Cap Opportunity Fund Investor and Institutional share classes increased 18.90% and 18.95% respectively.  The Russell 2000 index’s increase was 14.48% for the same period.  In the fiscal year ending March 31, 2013, the Great Lakes Small Cap Opportunity Fund Investor and Institutional share classes increased 13.37% and 13.60 % respectively.  The Russell 2000 index rose 16.30% for the same period.

Results were driven by solid performance in the Energy and Materials sectors, which helped to offset weaker performance in Industrials sector.  Our Energy holdings appreciated by 42.84% in the quarter, led by continued strong refining results.  In the Materials sector we gained 43.59%, as signs of US economic growth led shares of commodity producers (paper, cement) higher.  Our Industrial exposure was mixed; more cyclical holdings (steel, machine tools) did well while more “stable” commercial service providers lagged the market.

Most recent economic data suggests that US economic growth may have slowed in March as mandated budget cuts (referred to as “sequestration” by many) resulting from Congress’s inability to agree on a budget start to bite.  Additionally, renewed pressure on the European Monetary Union stemming from the collapse of Cyprus’s banking system has investors once again focusing on the risk of a prolonged economic downturn in Europe.  Last, North Korea’s sabre-rattling is unsettling, as we must now consider at least the possibility of a military confrontation on the Korean peninsula.

We continue to expect US economic growth to muddle through the balance of the year – many of the business operators we speak with describe current conditions as “decent”, expressing neither great expectations nor tremendous specific concerns.  Labor growth and capital investment have improved slightly but are still tepid, and will likely remain so until greater clarity can be gained.  We believe the Fund is positioned well with the potential to generate solid returns in this environment over the longer term, and we continue to find good investment opportunities in the small cap universe.

Thank you for your support of the Fund and the trust you have placed in us.  If you have any questions, please contact us at 855-278-2020 or visit www.glafunds.com.

Sincerely,

Gary Lenhoff, CFA
Portfolio Manager
Fellow Shareholder

The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.  It is not possible to invest directly in an index.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of

Great Lakes Small Cap Opportunity Fund

an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The Small Cap Fund will invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies. The Bond Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher rated securities. Investments in Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return – Annualized

	1-Year	3-Year	Since Inception(2)
Small Cap Opportunity Fund – Institutional Class	13.60%	14.97%	22.75%
Small Cap Opportunity Fund –
Investor Class (without sales load)	13.37%	14.69%	22.41%
Small Cap Opportunity Fund –
Investor Class (with sales load)(2)	7.67%	12.75%	20.96%
Russell 2000 Index(3)	16.30%	13.45%	19.96%

(1)	Inception date of Institutional Class was December 5, 2008.
(2)	Return reflects a sales load of 5.00%.
(3)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2013(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
March 31, 2013(1)
(% of net assets)

Maiden Holdings Ltd.	4.5%
Kennametal, Inc.	4.4%
First Niagara Financial Group, Inc.	4.1%
Dawson Geophysical Co.	3.9%
Nordson Corp.	3.7%
Owens & Minor, Inc.	3.5%
Insteel Industries, Inc.	3.5%
Diebold, Inc.	3.1%
Tech Data Corp.	3.0%
Home Capital Group, Inc.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Funds

Expense Examples (Unaudited)
March 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Great Lakes Bond Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (10/1/2012)	Value (3/31/2013)	(10/1/2012 to 3/31/2013)
Investor Class Actual(2)	$1,000.00	$1,007.10	$4.50
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53
Institutional Class Actual(2)	$1,000.00	$1,013.20	$3.26
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.90% and 0.65% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half period).

(2)	Based on the actual returns for the six-month period ended March 31, 2013 of 0.71% and 1.32% for the Investor Class and Institutional Class, respectively.

Great Lakes Funds

Expense Examples (Unaudited) – Continued
March 31, 2013

Great Lakes Disciplined Equity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(10/1/2012)	(3/31/2013)	(10/1/2012 to 3/31/2013)
Investor Class Actual(2)	$1,000.00	$1,104.70	$4.46
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28
Institutional Class Actual(2)	$1,000.00	$1,105.80	$2.92
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.84% and 0.55% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half period).

(2)	Based on the actual returns for the six-month period ended March 31, 2013 of 10.47% and 10.58% for the Investor Class and Institutional Class, respectively.

Great Lakes Large Cap Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(10/1/2012)	(3/31/2013)	(10/1/2012 to 3/31/2013)
Investor Class Actual(4)	$1,000.00	$1,143.60	$5.88
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Institutional Class Actual(4)	$1,000.00	$1,142.80	$4.54
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

(3)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half period).

(4)	Based on the actual returns for the six-month period ended March 31, 2013 of 14.36% and 14.28% for the Investor Class and Institutional Class, respectively.

Great Lakes Small Cap Opportunity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(10/1/2012)	(3/31/2013)	(10/1/2012 to 3/31/2013)
Investor Class Actual(6)	$1,000.00	$1,189.00	$6.84
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31
Institutional Class Actual(6)	$1,000.00	$1,189.50	$5.46
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.04

(5)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.24% and 0.99% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half period).

(6)	Based on the actual returns for the six-month period ended March 31, 2013 of 18.90% and 18.95% for the Investor Class and Institutional Class, respectively.

Great Lakes Bond Fund

Schedule of Investments
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4%
Consumer Discretionary – 5.6%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$75,000	$78,000
Ameristar Casinos, Inc.
7.500%, 04/15/2021	75,000	82,593
Avis Budget Finance, Inc.
8.250%, 01/15/2019	75,000	83,532
Belo Corp.
7.250%, 09/15/2027	75,000	77,625
Bon-Ton Department Stores, Inc.
10.625%, 07/15/2017	75,000	75,469
Boyd Gaming Corp.
9.125%, 12/01/2018	75,000	79,922
Caesars Entertainment Operating Co., Inc.
5.375%, 12/15/2013	75,000	74,625
Isle Of Capri Casinos, Inc.
7.750%, 03/15/2019	17,000	18,573
KB Home
5.875%, 01/15/2015	75,000	79,688
Lamar Media Corp.
5.000%, 05/01/2023	75,000	75,375
Macy’s Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	145,479
MGM Resorts International
6.625%, 12/15/2021	75,000	78,750
Pulte Group, Inc.
6.375%, 05/15/2033	50,000	50,500
Quiksilver, Inc.
6.875%, 04/15/2015	75,000	75,000
Service Corp. International
7.500%, 04/01/2027	60,000	66,900
Toys R Us, Inc.
7.375%, 10/15/2018	75,000	66,563
Viacom, Inc.
4.375%, 03/15/2043 (a)	150,000	139,138
Walt Disney Co.
1.100%, 12/01/2017	200,000	200,089
		1,547,821

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4% (Continued)
Consumer Staples – 3.9%
Alliance One International, Inc.
10.000%, 07/15/2016	$75,000	$79,594
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	155,311
Cencosud
4.875%, 01/20/2023 (a)	150,000	152,781
Costco Wholesale Corp.
0.650%, 12/07/2015	100,000	100,210
Diageo Capital
4.828%, 07/15/2020	100,000	117,124
Dr. Pepper Snapple Group, Inc.
2.000%, 01/15/2020	175,000	172,973
Pepsico, Inc.
0.700%, 02/26/2016	100,000	100,089
Pilgrim’s Pride Corp.
7.875%, 12/15/2018	75,000	81,469
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	100,979
		1,060,530
Energy – 5.8%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	75,000	69,563
Arch Coal, Inc.
8.750%, 08/01/2016	75,000	78,375
Chesapeake Oilfield Operation, LLC
6.625%, 11/15/2019 (a)	75,000	77,625
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	124,714
EPL Oil & Gas, Inc.
8.250%, 02/15/2018 (a)	75,000	79,875
Forest Oil Corp.
7.250%, 06/15/2019	75,000	75,375
Halcon Resources Corp.
8.875%, 05/15/2021 (a)	75,000	81,188
Marathon Oil Corp.
2.800%, 11/01/2022	100,000	97,822
Peabody Energy Corp.
7.875%, 11/01/2026	75,000	80,625

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4% (Continued)
Energy – 5.8% (Continued)
Petrobras International Finance Co.
5.375%, 01/27/2021	$150,000	$162,599
Petroleos Mexicanos
3.500%, 01/30/2023 (a)	150,000	150,000
Plains Exploration & Production Co.
6.875%, 02/15/2023	75,000	85,313
Sabine Pass Liquefaction
5.625%, 02/01/2021 (a)	75,000	77,906
Statoil
2.900%, 10/15/2014	200,000	207,601
2.450%, 01/17/2023	150,000	147,879
		1,596,460
Financials – 18.9%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	212,827
Aircastle Ltd.
6.750%, 04/15/2017	55,000	60,775
Ally Financial, Inc.
6.350%, 07/15/2019	75,000	75,002
Bank of America Corp.
1.500%, 10/09/2015	100,000	100,392
5.625%, 07/01/2020	100,000	116,874
Bank of Montreal
0.800%, 11/06/2015	150,000	149,881
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	150,290
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	199,383
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,303
Citigroup, Inc.
4.500%, 01/14/2022	100,000	111,385
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	150,616
Digital Realty Trust LP
3.625%, 10/01/2022	100,000	99,531
EPR Properties
5.750%, 08/15/2022	75,000	82,041

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4% (Continued)
Financials – 18.9% (Continued)
Export-Import Bank of Korea
5.875%, 01/14/2015	$100,000	$108,647
1.250%, 11/20/2015	100,000	100,312
Fifth Third Bank
1.450%, 02/28/2018	100,000	100,094
Ford Motor Credit Co. LLC
2.500%, 01/15/2016	125,000	127,504
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	150,735
5.875%, 01/14/2038	100,000	117,004
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	227,001
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	75,000	74,344
HCP, Inc.
2.625%, 02/01/2020	150,000	151,185
Icahn Enterprises Finance Corp.
8.000%, 01/15/2018	75,000	80,438
ING Bank
3.000%, 09/01/2015 (a)	200,000	207,141
3.750%, 03/07/2017 (a)	150,000	159,991
Invesco Finance
3.125%, 11/30/2022	150,000	153,405
JPMorgan Chase & Co.
1.100%, 10/15/2015	100,000	100,204
3.250%, 09/23/2022	100,000	100,048
Lender Processing Services, Inc.
5.750%, 04/15/2023	75,000	78,563
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	200,770
Morgan Stanley
5.500%, 07/24/2020	200,000	230,685
People’s United Financial, Inc.
3.650%, 12/06/2022	150,000	153,196
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	177,127
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	150,528
SLM Corp.
5.000%, 06/15/2018	75,000	75,803

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4% (Continued)
Financials – 18.9% (Continued)
Societe Generale
2.750%, 10/12/2017	$150,000	$153,795
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	150,000	150,325
Toyota Motor Credit Corp.
1.250%, 10/05/2017	150,000	150,000
		5,188,145
Health Care – 4.5%
AbbVie, Inc.
1.200%, 11/06/2015 (a)	175,000	176,472
Aetna, Inc.
2.750%, 11/15/2022	200,000	196,108
Agilent Technologies, Inc.
3.200%, 10/01/2022	100,000	100,130
Allergan, Inc.
1.350%, 03/15/2018	100,000	100,478
Apria Healthcare Group, Inc.
12.375%, 11/01/2014	75,000	76,875
Biomet, Inc.
6.500%, 10/01/2020 (a)	75,000	77,484
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	101,209
Dignity Health
4.500%, 11/01/2042	150,000	145,576
HCA, Inc.
5.875%, 05/01/2023	75,000	78,188
Tenet Healthcare Corp.
4.750%, 06/01/2020 (a)	75,000	75,563
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/2015	100,000	104,965
		1,233,048
Industrials – 5.6%
ADT Corp.
4.125%, 06/15/2023 (a)	100,000	103,979
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	148,026
Dun & Bradstreet Corp.
3.250%, 12/01/2017	50,000	51,461

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4% (Continued)
Industrials – 5.6% (Continued)
Eaton Corp.
4.000%, 11/02/2032 (a)	$150,000	$150,300
General Dynamics Corp.
1.000%, 11/15/2017	200,000	198,833
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	202,123
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	153,141
Rexel
5.250%, 06/15/2020 (a)	75,000	76,313
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	150,862
Stanley Black & Decker, Inc.
2.900%, 11/01/2022	200,000	201,265
Tyco Electronics Group
1.600%, 02/03/2015	100,000	101,231
		1,537,534
Information Technology – 2.5%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	75,000	76,125
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	101,001
First Data Corp.
9.875%, 09/24/2015	75,000	77,625
Fiserv, Inc.
3.500%, 10/01/2022	100,000	99,887
Intel Corp.
1.350%, 12/15/2017	150,000	150,682
Iron Mountain, Inc.
5.750%, 08/15/2024	75,000	75,281
Oracle Corp.
2.500%, 10/15/2022	100,000	98,378
		678,979
Materials – 4.7%
Agrium, Inc.
3.150%, 10/01/2022	115,000	111,013
Airgas, Inc.
3.250%, 10/01/2015	200,000	211,206

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4% (Continued)
Materials – 4.7% (Continued)
AK Steel Corp.
7.625%, 05/15/2020	$75,000	$66,000
Aleris International, Inc.
7.875%, 11/01/2020	75,000	80,250
ArcelorMittal
10.350%, 06/01/2019	75,000	94,823
6.750%, 02/25/2022	100,000	109,471
Ashland, Inc.
3.875%, 04/15/2018 (a)	75,000	76,219
Dow Chemical Co.
3.000%, 11/15/2022	150,000	147,726
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	73,500
Orion Engineered Carbons Finance
9.250%, 08/01/2019 (a)	75,000	76,125
Southern Copper Corp.
5.250%, 11/08/2042	150,000	142,780
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	95,867
		1,284,980
Telecommunication Services – 3.4%
AT&T, Inc.
2.625%, 12/01/2022	200,000	193,517
Cincinnati Bell, Inc.
8.375%, 10/15/2020	75,000	78,375
Frontier Communications Corp.
9.000%, 08/15/2031	75,000	77,813
LIN Television Corp.
6.375%, 01/15/2021 (a)	75,000	80,250
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	75,000	82,313
Telefonica Emisiones
5.134%, 04/27/2020	200,000	211,076
Verizon Communications, Inc.
3.850%, 11/01/2042	150,000	130,273
Windstream Corp.
7.750%, 10/15/2020	75,000	81,750
		935,367

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
CORPORATE BONDS – 57.4% (Continued)
Utilities – 2.5%
Ameren Energy Generating Co.
7.000%, 04/15/2018	$75,000	$60,563
American Electric Power Co., Inc.
2.950%, 12/15/2022	150,000	150,197
Florida Power Corp.
5.900%, 03/01/2033	100,000	122,856
GDF Suez
2.875%, 10/10/2022 (a)	125,000	124,699
Georgia Power Co.
0.625%, 11/15/2015	150,000	150,015
NRG Energy, Inc.
7.875%, 05/15/2021	75,000	83,813
		692,143
Total Corporate Bonds
(Cost $15,679,202)		15,755,007

U.S. GOVERNMENT & AGENCY SECURITIES – 11.6%
Federal Home Loan Mortgage Corporation Pool
3.000%, 10/01/2032, #D99625	246,132	257,059
3.000%, 09/01/2042, #Q11194	234,994	242,085
3.000%, 11/01/2042, #C04306	296,803	305,116
Federal National Mortgage Association
Series 2012-M8, Class X1
2.253%, 12/25/2019^ (b)	1,248,287	123,077
Series 2012-M3, Class X1
0.358%, 01/25/2022^ (b)	3,436,096	83,178
Series 2012-M2, Class X
0.806%, 02/25/2022^ (b)	1,589,074	86,496
Series 2012-90, Class DA
1.500%, 03/25/2042	233,758	235,782
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	244,972	280,493
6.500%, 12/01/2036, #888112	183,271	206,192
5.500%, 05/01/2037, #916933	220,828	243,628
4.500%, 04/01/2041, #AL0215	158,792	173,938
3.000%, 12/01/2042, #AK8312	372,667	384,801

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
U.S. GOVERNMENT & AGENCY SECURITIES – 11.6% (Continued)
Government National Mortgage Association
Series 2011-27, Class B
3.000%, 09/16/2034	$150,000	$159,332
Series 2011-6, Class AC
2.850%, 12/16/2037	150,000	157,615
Series 2010-132, Class AD
3.147%, 05/16/2040	150,000	158,111
Series 2012-109, Class AB
1.388%, 09/16/2044	99,061	100,571
Total U.S. Government & Agency Securities
(Cost $3,219,088)		3,197,474

U.S. TREASURY SECURITIES – 9.5%
U.S. Treasury Notes
1.750%, 01/31/2014	550,000	557,390
2.625%, 06/30/2014	500,000	515,157
2.250%, 01/31/2015	500,000	518,496
1.750%, 07/31/2015	500,000	517,071
1.625%, 11/15/2022	500,000	491,211
Total U.S. Treasury Securities
(Cost $2,594,869)		2,599,325

MUNICIPAL BONDS – 8.6%
Chester County, Pennsylvania Industrial Development Authority
5.000%, 01/01/2022	150,000	175,179
Citizens Property Insurance Corp., Florida
Series A-1
5.000%, 06/01/2019	205,000	242,433
Connecticut Housing Finance Authority
Series B-2-2
5.100%, 11/15/2038	90,000	92,337
Kentucky Housing Corp.
Series U
4.850%, 07/01/2027	140,000	142,810
Massachusetts Housing Finance Agency
Series D
4.850%, 06/01/2040	325,000	337,623

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
MUNICIPAL BONDS – 8.6% (Continued)
Missouri Housing Development Commission
Series 1
2.550%, 07/01/2020	$200,000	$203,182
New York Mortgage Agency
Series 176
3.375%, 10/01/2032	350,000	349,254
Philadelphia, Pennsylvania Airport Revenue
Series B
4.000%, 06/15/2023	220,000	231,948
Series D
5.250%, 06/15/2023	215,000	245,061
Phoenix-Mesa, Arizona Airport Authority
5.000%, 07/01/2024	95,000	104,434
Puerto Rico Sales Tax Financing Corp.
Series A
4.375%, 08/01/2020	130,000	141,460
Series A
4.750%, 08/01/2020	100,000	110,378
Total Municipal Bonds
(Cost $2,375,174)		2,376,099

MORTGAGE BACKED SECURITIES – 6.0%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.359%, 09/10/2047^	95,000	105,558
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040	150,000	165,494
Series 2006-PW13, Class AM
5.582%, 09/11/2041	102,000	114,882
CD Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.218%, 07/15/2044^	80,000	88,035
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	157,834	166,081
Series 2005-C1, Class AJ
5.075%, 02/15/2038	125,000	131,188

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments – Continued
March 31, 2013

Description	Par	Value
MORTGAGE BACKED SECURITIES – 6.0% (Continued)
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	$150,000	$169,671
Series 2007-GG10, Class A4
5.787%, 08/10/2045^	200,000	229,940
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class AM
4.999%, 10/15/2042	140,000	151,924
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AMFX
5.179%, 07/15/2042	120,000	130,715
Series 2005-C21, Class AM
5.240%, 10/15/2044^	173,000	190,906
Total Mortgage Backed Securities
(Cost $1,639,364)		1,644,394

	Shares
EXCHANGE-TRADED FUNDS – 5.3%
iShares Barclays 1-3 Year Credit Bond Fund	1,090	115,039
iShares Barclays CMBS Bond Fund	7,273	376,160
iShares Barclays MBS Bond Fund	1,550	167,307
iShares iBoxx $ High Yield Corporate Bond Fund	737	69,536
iShares iBoxx Investment Grade Corporate Bond Fund	3,340	400,466
iShares S&P National Municipal Bond Fund	3,044	335,144
Total Exchange-Traded Funds
(Cost $1,469,922)		1,463,652

SHORT-TERM INVESTMENT – 1.5%
First American Government Obligations Fund – Class Z, 0.02%^
Total Short-Term Investment
(Cost $400,704)	400,704	400,704
Total Investments – 99.9%
(Cost $27,378,323)		27,436,655
Other Assets and Liabilities, Net – 0.1%		24,104
Total Net Assets – 100.0%		$27,460,759

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2013 the market value of these investments were $2,950,678, or 10.7% of total net assets.

(b)	Interest only security.
^	Variable rate security- The rate shown is the rate in effect as of March 31, 2013.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments
March 31, 2013

Description	Shares	Value
COMMON STOCKS – 98.3%
Consumer Discretionary – 14.6%
CBS Corp.	5,700	$266,133
Home Depot, Inc.	9,100	634,998
Johnson Controls, Inc.	5,900	206,913
Lennar Corp. – Class A	3,800	157,624
Lowes Companies, Inc.	3,600	136,512
News Corp. – Class A	22,200	677,544
Time Warner, Inc.	12,400	714,488
TRW Automotive Holdings Corp.*	1,100	60,500
Viacom, Inc. – Class B	7,500	461,775
Wyndham Worldwide Corp.	6,300	406,224
		3,722,711
Consumer Staples – 12.1%
Altria Group, Inc.	17,000	584,630
Bunge Ltd.	3,700	273,171
Costco Wholesale Corp.	1,700	180,387
CVS Caremark Corp.	13,700	753,363
Kroger Co.	3,700	122,618
PepsiCo, Inc.	7,400	585,414
Procter & Gamble Co.	1,500	115,590
Sysco Corp.	6,700	235,639
Wal-Mart Stores, Inc.	3,400	254,422
		3,105,234
Energy – 6.0%
Marathon Petroleum Corp.	1,100	98,560
Murphy Oil Corp.	5,400	344,142
National Oilwell Varco, Inc.	7,400	523,550
Phillips 66	3,000	209,910
Pioneer Natural Resources Co.	900	111,825
Tesoro Corp.	1,300	76,115
Williams Cos., Inc.	2,600	97,396
WPX Energy, Inc.*	4,100	65,682
		1,527,180
Financials – 12.2%
Aflac, Inc.	2,300	119,646
Bank of America Corp.	12,800	155,904
Bank of New York Mellon Corp.	3,000	83,970
BlackRock, Inc.	1,300	333,944
Citigroup, Inc.	14,100	623,784
Franklin Resources, Inc.	700	105,567

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments – Continued
March 31, 2013

Description	Shares	Value
COMMON STOCKS – 98.3% (Continued)
Financials – 12.2% (Continued)
KeyCorp	68,500	$682,260
Lincoln National Corp.	2,200	71,742
MetLife, Inc.	14,100	536,082
Regions Financial Corp.	17,700	144,963
Wells Fargo & Co.	7,000	258,930
		3,116,792
Health Care – 13.7%
Abbott Laboratories	2,800	98,896
AbbVie, Inc.	2,800	114,184
Amgen, Inc.	1,400	143,514
Bristol-Myers Squibb Co.	3,700	152,403
McKesson Corp.	6,300	680,148
Medtronic, Inc.	8,400	394,464
Merck & Co., Inc.	1,400	61,922
Pfizer, Inc.	34,600	998,556
Stryker Corp.	1,800	117,432
UnitedHealth Group, Inc.	1,200	68,652
WellPoint, Inc.	6,700	443,741
Zimmer Holdings, Inc.	2,900	218,138
		3,492,050
Industrials – 18.3%
Boeing Co.	6,500	558,025
CSX Corp.	12,100	298,023
Danaher Corp.	1,100	68,365
Delta Air Lines, Inc.*	6,800	112,268
Eaton Corp.	1,100	67,375
Equifax, Inc.	9,800	564,382
FedEx Corp.	3,500	343,700
General Electric Co.	44,200	1,021,904
Honeywell International, Inc.	5,300	399,355
Precision Castparts Corp.	800	151,696
Raytheon Co.	10,500	617,295
Tyco International Ltd.	15,000	480,000
		4,682,388
Information Technology – 13.4%
Apple, Inc.	2,000	885,260
Automatic Data Processing, Inc.	5,000	325,100
EMC Corp.*	7,600	181,564
Harris Corp.	2,500	115,850

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments – Continued
March 31, 2013

Description	Shares	Value
COMMON STOCKS – 98.3% (Continued)
Information Technology – 13.4% (Continued)
International Business Machines Corp.	800	$170,640
Lam Research Corp.*	5,400	223,884
Oracle Corp.	6,100	197,274
Seagate Technology	1,800	65,808
TE Connectivity Ltd.	5,800	243,194
Visa, Inc.	4,500	764,280
Western Digital Corp.	1,800	90,504
Xerox Corp.	18,600	159,960
		3,423,318
Materials – 2.2%
Ball Corp.	2,100	99,918
International Paper Co.	6,900	321,402
Nucor Corp.	2,900	133,835
		555,155
Telecommunication Services – 2.4%
AT&T, Inc.	7,600	278,844
Verizon Communications, Inc.	6,800	334,220
		613,064
Utilities – 3.4%
Ameren Corp.	6,700	234,634
American Water Works Co., Inc.	1,800	74,592
CMS Energy Corp.	14,200	396,748
SCANA Corp.	2,200	112,552
Xcel Energy, Inc.	2,100	62,370
		880,896
Total Common Stocks
(Cost $21,687,427)		25,118,788

SHORT-TERM INVESTMENT – 1.5%
First American Government Obligations Fund – Class Z, 0.02%^
Total Short-Term Investment
(Cost $388,264)	388,264	388,264
Total Investments – 99.8%
(Cost $22,075,691)		25,507,052
Other Assets and Liabilities, Net – 0.2%		36,875
Total Net Assets – 100.0%		$25,543,927

*	Non-income producing security.
^	Variable rate security – The rate shown is the rate in effect at March 31, 2013.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments
March 31, 2013

Description	Shares	Value
COMMON STOCKS – 95.9%
Consumer Discretionary – 5.5%
Brunswick Corp.	6,450	$220,719
Target Corp.	6,905	472,647
		693,366
Consumer Staples – 17.0%
Altria Group, Inc.	6,700	230,413
Clorox Co.	3,805	336,857
Energizer Holdings, Inc.	2,365	235,861
General Mills, Inc.	7,455	367,606
Kimberly-Clark Corp.	3,725	364,976
Kraft Foods Group, Inc.	1,900	97,907
Mondelez International, Inc.	5,115	156,570
Philip Morris International, Inc.	3,865	358,324
		2,148,514
Energy – 12.3%
Chevron Corp.	3,850	457,456
ConocoPhillips	4,305	258,731
Phillips 66	2,455	171,776
Royal Dutch Shell – ADR	6,535	425,821
Spectra Energy Corp.	7,850	241,388
		1,555,172
Financials – 17.4%
American Express Co.	7,065	476,604
Ameriprise Financial, Inc.	4,340	319,641
Bank of America Corp.	10,455	127,342
Berkshire Hathaway, Inc. – Class B*	4,430	461,606
Citigroup, Inc.	2,865	126,748
Hartford Financial Services Group, Inc.	7,910	204,078
Plum Creek Timber Co., Inc. – REIT	5,005	261,261
Wells Fargo & Co.	6,115	226,194
		2,203,474
Health Care – 8.3%
Aetna, Inc.	6,890	352,217
Cigna Corp.	5,635	351,455
Merck & Co., Inc.	7,895	349,196
		1,052,868

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments – Continued
March 31, 2013

Description	Shares	Value
COMMON STOCKS – 95.9% (Continued)
Industrials# – 27.6%
3M Co.	4,470	$475,206
Caterpillar, Inc.	4,160	361,795
Eaton Corp.	6,900	422,625
Emerson Electric Co.	2,500	139,675
General Electric Co.	18,180	420,322
Honeywell International, Inc.	6,015	453,231
Lockheed Martin Corp.	3,940	380,289
Norfolk Southern Corp.	1,910	147,223
Textron, Inc.	11,040	329,102
Waste Management, Inc.	9,105	357,007
		3,486,475
Materials – 2.3%
Alcoa, Inc.	9,690	82,559
Dow Chemical Co.	6,635	211,258
		293,817
Utilities – 5.5%
AGL Resources, Inc.	5,420	227,369
Duke Energy Corp.	3,340	242,450
Public Service Enterprise Group, Inc.	6,755	231,967
		701,786
Total Common Stocks
(Cost $10,758,435)		12,135,472

SHORT-TERM INVESTMENT – 3.9%
First American Government Obligations Fund – Class Z, 0.02%^
Total Short-Term Investment
(Cost $493,065)	493,065	493,065
Total Investments – 99.8%
(Cost $11,251,500)		12,628,537
Other Assets and Liabilities, Net – 0.2%		26,099
Total Net Assets – 100.0%		$12,654,636

*	Non-income producing security.
#	As of March 31, 2013, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See note 7 in the Notes to Financial Statements.
^	Variable rate security – The rate shown is the rate in effect at March 31, 2013.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments
March 31, 2013

Description	Shares	Value
COMMON STOCKS – 95.2%
Consumer Discretionary – 15.0%
Apollo Group, Inc. – Class A*	38,809	$674,889
Capella Education Co.*	29,324	913,149
Express, Inc.*	43,492	774,593
Gildan Activewear, Inc. – Class A	13,522	539,663
Harman International Industries, Inc.	12,074	538,863
Iconix Brand Group, Inc.*	44,617	1,154,242
Jos. A. Banks Clothiers, Inc.*	31,082	1,240,171
Maidenform Brands, Inc.*	48,120	843,544
Quiksilver, Inc.*	81,015	491,761
Tupperware Brands Corp.	10,905	891,374
		8,062,249
Consumer Staples – 1.5%
Medifast, Inc.*	34,103	781,641
Energy – 6.5%
Dawson Geophysical Co.*	68,666	2,059,980
Hallador Energy Co.	47,089	324,914
World Fuel Services Corp.	27,521	1,093,134
		3,478,028
Financials – 22.1%
Assurant, Inc.	24,294	1,093,473
Banco Latinoamericano de Comercio Exterior SA	53,876	1,332,892
FBL Financial Group, Inc. – Class A	28,068	1,090,722
First Niagara Financial Group, Inc.	249,861	2,213,769
Genworth MI Canada, Inc.	52,416	1,288,922
Home Capital Group, Inc.	27,535	1,592,170
Horace Mann Educators Corp.	38,477	802,245
Maiden Holdings Ltd.	226,975	2,403,666
		11,817,859
Health Care – 5.9%
Centene Corp.*	28,626	1,260,689
Owens & Minor, Inc.	57,914	1,885,680
		3,146,369
Industrials – 16.5%
Brady Corp. – Class A	21,647	725,824
Davis & Henderson Corp.	51,528	1,107,813
Hardinge, Inc.	60,079	818,877
Insteel Industries, Inc.	113,770	1,856,726

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments – Continued
March 31, 2013

Description	Shares	Value
COMMON STOCKS – 95.2% (Continued)
Industrials – 16.5% (Continued)
Kennametal, Inc.	60,445	$2,359,773
Nordson Corp.	30,180	1,990,371
		8,859,384
Information Technology – 23.5%
Arris Group, Inc.*	61,939	1,063,493
Checkpoint Systems, Inc.*	111,949	1,462,054
Diebold, Inc.	54,591	1,655,199
FLIR Systems, Inc.	45,780	1,190,738
Littelfuse, Inc.	15,561	1,055,814
MKS Instruments, Inc.	37,270	1,013,744
Rofin-Sinar Technologies, Inc.*	48,882	1,324,213
ScanSource, Inc.*	35,609	1,004,886
Tech Data Corp.*	35,296	1,609,850
Zebra Technologies Corp.*	25,831	1,217,415
		12,597,406
Materials – 4.2%
Buckeye Technologies, Inc.	38,140	1,142,293
Texas Industries, Inc.*	17,791	1,122,790
		2,265,083
Total Common Stocks
(Cost $44,619,011)		51,008,019

SHORT-TERM INVESTMENT – 4.8%
First American Government Obligations Fund – Class Z, 0.02%^
Total Short-Term Investments
(Cost $2,552,436)	2,552,436	2,552,436
Total Investments – 100.0%
(Cost $47,171,447)		53,560,455
Other Assets and Liabilities, Net – 0.0%		(8,402)
Total Net Assets – 100.0%		$53,552,053

*	Non-income producing security.
^	Variable rate security – The rate shown is the rate in effect at March 31, 2013.

See Notes to the Financial Statements

Great Lakes Funds

(This Page Intentionally Left Blank.)

Great Lakes Funds

Statements of Assets and Liabilities
March 31, 2013

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund	Equity Fund	Value Fund	Fund
ASSETS
Investment securities:
At cost	$27,378,323	$22,075,691	$11,251,500	$47,171,447
At value	$27,436,655	$25,507,052	$12,628,537	$53,560,455
Cash	—	—	4,569	—
Receivable for investment securities sold	194,695	—	—	842,912
Dividends & interest receivable	243,133	54,002	27,134	64,816
Receivable due from Adviser	6,403	7,554	2,682	—
Receivable for capital shares sold	35,000	1,777	6,500	29,505
Prepaid expenses & other assets	22,863	38,069	22,864	32,910
Total Assets	27,938,749	25,608,454	12,692,286	54,530,598

LIABILITIES
Dividends payable	56,430	—	—	—
Payable for investment securities purchased	374,616	—	—	873,462
Payable for capital shares redeemed	103	5,277	—	23,837
Payable to Adviser, net	—	—	—	25,955
Payable to affiliates	22,325	19,243	17,414	23,782
Accrued expenses and other liabilities	24,388	39,963	20,047	23,262
Accrued distribution fees	128	44	189	8,247
Total Liabilities	477,990	64,527	37,650	978,545
NET ASSETS	$27,460,759	$25,543,927	$12,654,636	$53,552,053

COMPOSITION OF NET ASSETS
Portfolio capital	$27,414,617	$14,104,719	$11,259,088	$42,969,676
Undistributed net investment income	32	—	—	198,322
Accumulated net realized gain (loss) on
investments, including foreign currency gain (loss)	(12,222)	8,007,852	18,511	3,994,905
Net unrealized appreciation of investments
and translations of foreign currency	58,332	3,431,356	1,377,037	6,389,150
Total net assets	$27,460,759	$25,543,927	$12,654,636	$53,552,053
Investor Class Shares:
Net Assets	$242,149	$74,780	$361,780	$13,816,760
Shares issued and outstanding(1)	24,322	4,980	31,850	825,611
Net asset value and redemption price per share	$9.96	$15.02	$11.36	$16.74
Maximum offering price per share(2)	$10.35	$15.81	$11.96	$17.62

Institutional Class Shares:
Net Assets	$27,218,610	$25,469,147	$12,292,856	$39,735,293
Shares issued and outstanding(1)	2,720,358	1,701,519	1,084,029	2,352,941
Net asset value, offering price,
and redemption price per share	$10.01	$14.97	$11.34	$16.89

(1)	Unlimited shares authorized
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see Note 1 in Notes to Financial Statements.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations
For the Year Ended March 31, 2013

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund(1)	Equity Fund	Value Fund(1)	Fund
INVESTMENT INCOME:
Interest income	$282,968	$22	$44	$546
Dividend income	60,279	1,252,773	123,500	736,240
Less: Foreign taxes withheld	—	—	(1,200)	(23,121)
Total investment income	343,247	1,252,795	122,344	713,665

EXPENSES:
Investment advisory fees	47,031	332,592	26,971	281,391
Fund administration & accounting fees	43,829	78,765	35,331	71,870
Transfer agent fees	24,380	43,933	18,670	33,862
Audit & tax fees	16,495	11,945	12,503	11,889
Federal & state registration fees	14,872	15,065	14,467	36,057
Trustee fees	6,698	8,222	6,698	8,159
Legal fees	5,690	11,625	5,690	9,681
Custody fees	5,676	18,394	4,020	16,161
Compliance fees	5,002	3,256	5,002	3,253
Other expenses	2,803	18,241	2,695	14,208
Postage & printing fees	2,002	10,069	2,002	6,511
Distribution and/or shareholder servicing fees:
Investor Class(2)	279	12,514	383	31,358
Class I (Note 1)	—	221	—	—
Total expenses	174,757	564,842	134,432	524,400
Less: Fee waivers (Note 4)	(98,055)	(247,778)	(95,840)	(28,917)
Total net expenses	76,702	317,064	38,592	495,483
NET INVESTMENT INCOME	266,545	935,731	83,752	218,182

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments,
including foreign currency gain (loss)	9,436	9,797,015	19,324	4,108,682
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	58,332	(5,786,635)	1,377,037	1,862,463
Net realized and unrealized gain on investments	67,768	4,010,380	1,396,361	5,971,145
NET INCREASE IN NET ASSETS FROM OPERATIONS	$334,313	$4,946,111	$1,480,113	$6,189,327

(1)	For the period September 28, 2012 (inception date of the Fund) through March 31, 2013.
(2)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Disciplined Equity Fund and Small Cap Opportunity Fund.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Changes in Net Assets

	Bond Fund	Disciplined Equity Fund
	For the Period	For the	For the
	September 28, 2012(1)	Year Ended	Year Ended
	to March 31, 2013	March 31, 2013	March 31, 2012
OPERATIONS:
Net investment income	$266,545	$935,731	$1,027,022
Net realized gain on investments,
including foreign currency gain (loss)	9,436	9,797,015	1,668,511
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	58,332	(5,786,635)	1,906,838
Net increase resulting from operations	334,313	4,946,111	4,602,371

CAPITAL SHARE TRANSACTIONS:
Investor Class:(2)
Proceeds from shares sold	242,734	1,045	60,780
Proceeds from reinvestment of distributions	12	217	3,517
Payments for shares redeemed	—	—	(41,725)
Increase in net assets from Investor Class transactions	242,746	1,262	22,572
Institutional Class:(3)
Proceeds from shares sold	43,825,933	1,064,025	2,037,475
Cost of shares issued in exchanged for Class I	—	17,553,436	—
Proceeds from reinvestment of distributions	15,557	2,846,833	264,066
Payments for shares redeemed	(16,669,619)	(46,021,916)	(4,059,983)
Increase (decrease) in net assets from Institutional Class transactions	27,171,871	(24,557,622)	(1,758,442)
Class I: (Note 1)
Proceeds from shares sold	—	2,794,404	1,580,200
Proceeds from reinvestment of distributions	—	275,524	2,638,115
Cost of shares exchanged for Institutional Class shares	—	(17,553,436)	—
Payments for shares redeemed	—	(1,777,482)	(2,796,953)
Increase (decrease) in net assets from Class I transactions	—	(16,260,990)	1,421,362
Net increase (decrease) in net assets from capital share transactions	27,414,617	(40,817,350)	(314,508)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(2)	(2,482)	(741)	(1,337)
Institutional Class(3)	(267,363)	(1,025,942)	(402,880)
Class I	—	—	(1,092,687)
From net realized gains:
Investor Class(2)	(189)	(2,984)	(2,180)
Institutional Class(3)	(18,137)	(2,867,105)	(603,126)
Class I (Note 1)	—	—	(1,545,427)
Total distributions to shareholders	(288,171)	(3,896,772)	(3,647,637)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,460,759	(39,768,011)	640,226

NET ASSETS:
Beginning of Period	—	65,311,938	64,671,712
End of Period*	$27,460,759	$25,543,927	$65,311,938
* Includes undistributed net investment income of:	$32	$—	$654

See Notes to the Financial Statements

Great Lakes Funds

Statements of Changes in Net Assets – Continued

	Bond Fund	Disciplined Equity Fund
	For the Period	For the	For the
	September 28, 2012(1)	Year Ended	Year Ended
	to March 31, 2013	March 31, 2013	March 31, 2012
TRANSACTIONS IN SHARES:
Investor Class:(2)
Shares sold	24,321	77	4,411
Shares issued in reinvestment of distributions	1	16	292
Shares redeemed	—	—	(3,649)
Net increase	24,322	93	1,054
Institutional Class:(3)
Shares sold	4,384,204	74,711	116,277
Shares issued in exchange for Class I shares	—	1,327,182	219,394
Shares issued in reinvestment of distributions	1,555	212,740	—
Shares redeemed	(1,665,401)	(3,394,361)	(216,986)
Net increase (decrease)	2,720,358	(1,779,728)	118,685
Class I: (Note 1)
Shares sold	—	203,919	154,642
Shares issued in reinvestment of distributions	—	20,503	—
Shares redeemed in exchange for Institutional shares	—	(1,320,045)	21,866
Shares redeemed	—	(127,872)	(314,742)
Net decrease	—	(1,223,495)	(138,234)

(1)	Inception date of the Fund.
(2)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Disciplined Equity Fund.
(3)	Prior to December 17, 2012, Institutional Class shares were known as Class Y shares for the Disciplined Equity Fund.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Changes in Net Assets – Continued

	Large Cap Value Fund	Small Cap Opportunity Fund
	For the Period	For the	For the
	September 28, 2012(1)	Year Ended	Year Ended
	to March 31, 2013	March 31, 2013	March 31, 2012
OPERATIONS:
Net investment income	$83,752	$218,182	$8,767
Net realized gain on investments,
including foreign currency gain (loss)	19,324	4,108,682	2,586,486
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	1,377,037	1,862,463	(1,640,084)
Net increase resulting from operations	1,480,113	6,189,327	955,169

CAPITAL SHARE TRANSACTIONS:
Investor Class:(2)
Proceeds from shares sold	317,367	288,572	959,222
Proceeds from reinvestment of distributions	9	677,187	1,973,518
Payments for shares redeemed	—	(1,403,354)	(1,722,373)
Increase (decrease) in net assets from Investor Class transactions	317,376	(437,595)	1,210,367
Institutional Class:(3)
Proceeds from shares sold	11,149,681	6,548,827	9,415,558
Proceeds from reinvestment of distributions	2,529	952,739	2,297,952
Payments for shares redeemed	(210,499)	(5,672,035)	(4,907,072)
Increase in net assets from Institutional Class transactions	10,941,711	1,829,531	6,806,438
Net increase in net assets from capital share transactions	11,259,087	1,391,936	8,016,805

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(2)	(2,272)	—	(16,255)
Institutional Class(3)	(82,292)	—	(132,060)
From net realized gains:
Investor Class(2)	—	(713,086)	(2,063,688)
Institutional Class(3)	—	(1,945,048)	(5,494,562)
Total distributions to shareholders	(84,564)	(2,658,134)	(7,706,565)
TOTAL INCREASE IN NET ASSETS	12,654,636	4,923,129	1,265,409

NET ASSETS:
Beginning of Period	—	48,628,924	47,363,515
End of Period*	$12,654,636	$53,552,053	$48,628,924
* Includes undistributed net investment income of:	$—	$198,322	$308

See Notes to the Financial Statements

Great Lakes Funds

Statements of Changes in Net Assets – Continued

	Large Cap Value Fund	Small Cap Opportunity Fund
	For the Period	For the	For the
	September 28, 2012(1)	Year Ended	Year Ended
	to March 31, 2013	March 31, 2013	March 31, 2012
TRANSACTIONS IN SHARES:
Investor Class:(2)
Shares sold	31,849	18,562	59,008
Shares issued in reinvestment of distributions	1	46,319	149,736
Shares redeemed	—	(93,472)	(112,150)
Net increase (decrease)	31,850	(28,591)	96,594
Institutional Class:(3)
Shares sold	1,103,622	433,486	565,194
Shares issued in reinvestment of distributions	231	64,636	173,430
Shares redeemed	(19,824)	(378,167)	(310,419)
Net increase	1,084,029	119,955	428,205

(1)	Inception date of the Fund.
(2)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Small Cap Opportunity Fund.
(3)	Prior to December 17, 2012, Institutional Class shares were known as Class I shares for the Small Cap Opportunity Fund.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Bond Fund
	Investor Class
	Period from
	September 28, 2012(1) to
	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.09
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	0.07

Less distributions:
Net investment income	(0.10)
Net realized gain	(0.01)
Total distributions	(0.11)

Net asset value, end of period	$9.96

Total return(2)	0.71	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$242

Ratio of expenses to average net assets:
Before expense reimbursement	1.73	%(4)
After expense reimbursement	0.90	%(4)

Ratio of net investment income to average net assets:
After expense reimbursement	2.02	%(4)

Portfolio Turnover Rate	98	%(3)

(1)	Inception date of the Investor Class.
(2)	Total return does not reflect sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Bond Fund
	Institutional Class
	Period from
	September 28, 2012(1) to
	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.11
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.13

Less distributions:
Net investment income	(0.11)
Net realized gain	(0.01)
Total distributions	(0.12)

Net asset value, end of period	$10.01

Total return	1.32	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$27,219

Ratio of expenses to average net assets:
Before expense reimbursement	1.48	%(3)
After expense reimbursement	0.65	%(3)

Ratio of net investment income to average net assets:
After expense reimbursement	2.27	%(3)

Portfolio Turnover Rate	98	%(2)

(1)	Inception date of the Institutional Class.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Disciplined Equity Fund
	Investor Class(1)
				Period from
	Year Ended	Year Ended	Year Ended	June 1, 2009(2) to
	March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010
Per Common Share Data

Net asset value, beginning of period	$13.86	$13.63	$12.46	$10.00

Investment operations:
Net investment income	0.17	0.17 (3)	0.16 (3)	0.12	(3)
Net realized and unrealized gain on investments	1.74	0.77	1.50	2.40
Total from investment operations	1.91	0.94	1.66	2.52

Less distributions:
Net investment income	(0.15)	(0.24)	(0.16)	(0.03)
Net realized gains	(0.60)	(0.47)	(0.33)	(0.03)
Total distributions	(0.75)	(0.71)	(0.49)	(0.06)

Net asset value, end of period	$15.02	$13.86	$13.63	$12.46

Total return(4)	14.47%	7.73%	13.50%	25.32	%(5)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$75	$68	$52	$46

Ratio of expenses to average net assets:
Before expense reimbursement	1.39%	1.28%	1.32%	1.91	%(6)
After expense reimbursement	0.87%	0.90%	0.90%	0.90	%(6)

Ratio of net investment income to average net assets:
After expense reimbursement	1.19%	1.33%	1.28%	1.23	%(6)

Portfolio Turnover Rate	103%	106%	125%	110	%(5)

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Inception date of the Investor Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized.
(6)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Disciplined Equity Fund Institutional Class(1)
				Period from
	Year Ended	Year Ended	Year Ended	June 1, 2009(2) to
	March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010
Per Common Share Data

Net asset value, beginning of period	$13.86	$13.67	$12.48	$10.00

Investment operations:
Net investment income	0.04	0.22 (3)	0.21 (3)	0.16	(3)
Net realized and unrealized gain on investments	1.89	0.77	1.50	2.39
Total from investment operations	1.93	0.99	1.71	2.55

Less distributions:
Net investment income	(0.22)	(0.33)	(0.19)	(0.04)
Net realized gains	(0.60)	(0.47)	(0.33)	(0.03)
Total distributions	(0.82)	(0.80)	(0.52)	(0.07)

Net asset value, end of period	$14.97	$13.86	$13.67	$12.48

Total return	14.69%	8.16%	13.87%	25.52	%(4)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$25,469	$48,233	$45,960	$22,614

Ratio of expenses to average net assets:
Before expense reimbursement	1.02%	0.93%	0.95%	1.56	%(5)
After expense reimbursement	0.55%	0.55%	0.55%	0.55	%(5)

Ratio of net investment income to average net assets:
After expense reimbursement	1.69%	1.68%	1.65%	1.56	%(5)

Portfolio Turnover Rate	103%	106%	125%	110	%(4)

(1)	Prior to December 17, 2012, Institutional Class shares were known as Class Y shares.
(2)	Inception date of the Institutional Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Large Cap Value Fund
	Investor Class
	Period from
	September 28, 2012(1) to
	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	1.35
Total from investment operations	1.43

Less distributions:
Net investment income	(0.07)
Net realized gain	—
Total distributions	(0.07)

Net asset value, end of period	$11.36

Total return(2)	14.36	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$362

Ratio of expenses to average net assets:
Before expense reimbursement	3.23	%(4)
After expense reimbursement	1.10	%(4)

Ratio of net investment income to average net assets:
After expense reimbursement	1.62	%(4)

Portfolio Turnover Rate	6	%(3)

(1)	Inception date of the Investor Class.
(2)	Total return does not reflect sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Large Cap Value Fund
	Institutional Class
	Period from
	September 28, 2012(1) to
	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	1.34
Total from investment operations	1.42

Less distributions:
Net investment income	(0.08)
Net realized gain	—
Total distributions	(0.08)

Net asset value, end of period	$11.34

Total return(2)	14.28	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$12,293

Ratio of expenses to average net assets:
Before expense reimbursement	2.98	%(3)
After expense reimbursement	0.85	%(3)

Ratio of net investment income to average net assets:
After expense reimbursement	1.87	%(3)

Portfolio Turnover Rate	6	%(2)

(1)	Inception date of the Institutional Class.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Small Cap Opportunity Fund
	Investor Class(1)
							Period from
							December 5,
	Year Ended	Year Ended		Year Ended	Year Ended		2008(2) to
	March 31,	March 31,		March 31,	March 31,		March 31,
	2013	2012		2011	2010		2009
Per Common Share Data

Net asset value, beginning of period	$15.68	$18.41		$15.27	$9.56		$10.00

Investment operations:
Net investment income (loss)	0.04	(0.03	)(3)	0.07 (3)	(0.06	)(3)	0.01	(3)
Net realized and unrealized
gain (loss) on investments	1.92	0.04		4.29	6.33		(0.45)
Total from investment operations	1.96	0.01		4.36	6.27		(0.44)

Less distributions:
Net investment income	—	(0.02)		(0.03)	(0.00	)(4)	—
Net realized gains	(0.90)	(2.72)		(1.19)	(0.56)		—
Total distributions	(0.90)	(2.74)		(1.22)	(0.56)		—

Net asset value, end of period	$16.74	$15.68		$18.41	$15.27		$9.56

Total return(5)	13.37%	2.87%		29.36%	66.04%		(4.40	)%(6)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$13,817	$13,396		$13,951	$12,999		$951

Ratio of expenses to average net assets:
Before expense reimbursement	1.30%	1.30%		1.35%	1.73%		12.48	%(7)
After expense reimbursement	1.24%	1.24%		1.24%	1.24%		1.24	%(7)

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement	0.28%	(0.16)%		0.45%	(0.45)%		0.32	%(7)

Portfolio Turnover Rate	97%	126%		136%	47%		4	%(6)

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Inception date of the Investor Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Amount per share is less than $0.01.
(5)	Total return does not reflect sales charges.
(6)	Not annualized.
(7)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Financial Highlights

For a Fund share outstanding throughout the period

	Small Cap Opportunity Fund
	Institutional Class(1)
						Period from
						December 5,
	Year Ended	Year Ended	Year Ended	Year Ended		2008(2) to
	March 31,	March 31,	March 31,	March 31,		March 31,
	2013	2012	2011	2010		2009
Per Common Share Data

Net asset value, beginning of period	$15.78	$18.51	$15.34	$9.57		$10.00

Investment operations:
Net investment income (loss)	0.08	0.01 (3)	0.13 (3)	(0.03	)(3)	0.02	(3)
Net realized and unrealized
gain (loss) on investments	1.93	0.05	4.30	6.36		(0.45)
Total from investment operations	2.01	0.06	4.43	6.33		(0.43)

Less distributions:
Net investment income	—	(0.07)	(0.07)	(0.00	)(4)	—
Net realized gains	(0.90)	(2.72)	(1.19)	(0.56)		—
Total distributions	(0.90)	(2.79)	(1.26)	(0.56)		—

Net asset value, end of period	$16.89	$15.78	$18.51	$15.34		$9.57

Total return	13.60%	3.15%	29.69%	66.62%		(4.30	)%(5)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$39,735	$35,233	$33,412	$14,792		$2,228

Ratio of expenses to average net assets:
Before expense reimbursement	1.05%	1.05%	1.10%	1.48%		12.23	%(6)
After expense reimbursement	0.99%	0.99%	0.99%	0.99%		0.99	%(6)

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement	0.53%	0.09%	0.81%	(0.20)%		0.80	%(6)

Portfolio Turnover Rate	97%	126%	136%	47%		4	%(5)

(1)	Prior to December 17, 2012, Institutional Class shares were known as Class I shares.
(2)	Inception date of the Institutional Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Amount per share is less than $0.01.
(5)	Not annualized.
(6)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements
March 31, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Bond Fund (“Bond Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return.  Additionally, the Bond Fund has an emphasis on current income.  The Bond Fund and Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009, and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Funds currently offer two classes of shares, the Investor Class and the Institutional Class.  Investor Class shares of the Bond Fund may be subject to a front-end sales charge of up to 3.75%.  Investor Class shares of the Disciplined Equity Fund, the Large Cap Value Fund, and the Small Cap Opportunity Fund may be subject to a front-end sales charge of up to 5.00%.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

The Disciplined Equity Fund acquired the assets and liabilities of a series of the Northern Lights Fund Trust, a registered open-end investment management company (the “Predecessor Disciplined Equity Fund”) in a tax-free reorganization effective December 17, 2012 pursuant to a plan of reorganization approved by shareholders on December 7, 2012.  In connection with this reorganization, Class A shares were renamed as Investor Class shares and Class Y shares were renamed as Institutional Class shares.  Class I shares were exchanged for Institutional Class shares on a pro rata basis.  On the date of the reorganization, the final net asset value of each class of the Predecessor Disciplined Equity Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the predecessor fund for periods prior to the reorganization date. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of reorganization.  The net assets, fair value of investments, and net unrealized appreciation of the Fund at the time of reorganization were $29,165,428, $28,979,125, and $2,687,034, respectively. At the date of reorganization, there were a total of 4,980, 1,320,045, and 872,961 shares outstanding for Class A, Class I, and Class Y, respectively.

The Small Cap Opportunity Fund  acquired the assets and liabilities of a series of the Northern Lights Fund Trust, a registered open-end investment management company (the “Predecessor Small Cap Opportunity Fund”) in a tax-free reorganization effective December 17, 2012 pursuant to a plan of reorganization approved by shareholders on December 7, 2012.  In connection with this reorganization, Class A shares and Class I were renamed as Investor Class shares and Institutional Class shares, respectively.  On the date of the reorganization, the final net asset value of each class of the Predecessor Small Cap Opportunity Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the predecessor fund for periods prior to the reorganization date. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of reorganization.  The net assets, fair value of investments, and net unrealized appreciation of the Fund at the time of reorganization were $44,727,240, $44,286,091, and $3,803,424, respectively. At the date of reorganization, there were a total of 834,695 and 2,211,772 shares outstanding for Class A and Class Y, respectively.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended March 31, 2013, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and for the year ended March 31, 2013, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended March 31, 2013 the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income – The Funds record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Distributions to Shareholders – The Bond Fund will declare daily and pay monthly distributions of net investment income. The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or net asset value per share. For the year ended March 31, 2013, the following reclassifications were made:

	Accumulated Net	Accumulated Net
Fund	Realized Gain (Loss)	Investment Income	Portfolio Capital
Bond Fund	$(3,332)	$3,332	$—
Disciplined Equity Fund	(478,654)	476,248	2,406
Large Cap Value Fund	(813)	812	1
Small Cap Opportunity Fund	(53,286)	51,201	2,085

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued by using the mean between the closing bid and ask prices provided by an independent pricing service.  If the closing bid and ask prices are not readily available, the independent pricing service may provide a fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2013:

Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,755,007	$—	$15,755,007
U.S. Government & Agency Securities	—	3,197,474	—	3,197,474
U.S. Treasury Securities	—	2,599,325	—	2,599,325
Municipal Bonds	—	2,376,099	—	2,376,099
Mortgage-Backed Securities	—	1,644,394	—	1,644,394
Exchange-Traded Funds	1,463,652	—	—	1,463,652
Investment Company	400,704	—	—	400,704
Total Investments in Securities	$1,864,356	$25,572,299	$—	$27,436,655
Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$25,118,788	$—	$—	$25,118,788
Investment Company	388,264	—	—	388,264
Total Investments in Securities	$25,507,052	$—	$—	$25,507,052

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$12,135,472	$—	$—	$12,135,472
Investment Company	493,065	—	—	493,065
Total Investments in Securities	$12,628,537	$—	$—	$12,628,537

Small Cap Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$51,008,019	$—	$—	$51,008,019
Investment Company	2,552,436	—	—	2,552,436
Total Investments in Securities	$53,560,455	$—	$—	$53,560,455

Transfers between levels are recognized at the end of the reporting period.  During the year ended March 31, 2013, the Funds recognized no transfers to/from Level 1 or Level 2.  The Funds did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the industry classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective December 17, 2012, the Trust has an agreement with Great Lakes Advisors, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Bond Fund	0.40%
Disciplined Equity Fund	0.60%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Adviser has engaged Advance Investment Partners, LLC (“AIP”) as the sub-adviser to the Disciplined Equity Fund.  Pursuant to a sub-advisory agreement, the Adviser pays AIP a sub-advisory fee computed, from their investment advisory fee, and accrued daily and paid quarterly.

Effective December 17, 2012, the Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed the following:

Fund	Investor Class	Institutional Class
Bond Fund	0.90%	0.65%
Disciplined Equity Fund	0.80%	0.55%
Large Cap Value Fund	1.10%	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Waived and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

Limitation Agreement will be in effect through at least December 31, 2014.  During the period ended March 31, 2013, the Adviser did not recoup any of the previously waived fees.  Any expenses waived prior to December 17, 2012, are not eligible for recoupment as the expenses were waived pursuant to an agreement no longer in effect.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	3/31/2016
Bond Fund	$ 98,055
Disciplined Equity Fund	79,361
Large Cap Value Fund	95,840
Small Cap Opportunity Fund	10,520

Prior to December 17, 2012, the Funds’ Adviser had contractually agreed to limit its fees or reimburse expenses to ensure total operating expenses did not exceed 0.90%, 0.65%, and 0.55% of the average daily net assets of Class A, Class I, and Class Y shares of the Disciplined Equity Fund.

Effective December 17, 2012, U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of each Fund’s expenses and serves as the fund accountant.  USBFS also serves as the transfer agent for the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the custodian.  For the year ended March 31, 2013, the Funds incurred the following expenses for administration and fund accounting, transfer agent (excluding transfer agency out-of-pocket expenses), custody, and chief compliance officer fees:

		Disciplined	Large Cap	Small Cap
	Bond Fund	Equity Fund	Value Fund	Opportunity Fund
Administration and Fund Accounting	$43,829	$78,765	$35,331	$71,870
Transfer Agent	10,348	23,472	10,168	25,332
Chief Compliance Officer	5,002	3,256	5,002	3,253
Custody	5,676	18,394	4,020	16,161

At March 31, 2013, the Funds had payables due to USBFS for administration and fund accounting, transfer agent (excluding transfer agency out-of-pocket expenses), and chief compliance officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

		Disciplined	Large Cap	Small Cap
	Bond Fund	Equity Fund	Value Fund	Opportunity Fund
Administration and Fund Accounting	$13,491	$10,700	$10,090	$10,700
Transfer Agent	3,503	3,505	3,396	5,045
Chief Compliance Officer	1,627	1,631	1,627	1,628
Custody	1,701	1,002	1,305	3,005

Effective December 17, 2012, Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is also an employee of USBFS.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

Effective December 17, 2012, the Funds adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period December 17, 2012 through March 31, 2013, the Funds’ Investor Classes incurred the following expenses pursuant to the Plan:

Fund	Amount
Bond Fund	$ 279
Disciplined Equity Fund	52
Large Cap Value Fund	383
Small Cap Opportunity Fund	9,751

Prior to December 17, 2012, the Small Cap Opportunity Fund and Disciplined Equity Fund had adopted a Distribution Plan (the “Plan”). The Plan provided that a monthly service and/or distribution fee be calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares of the Small Cap Opportunity Fund, and 0.35% and 0.10% of the average daily net assets attributable to the Class A and Class I shares, respectively, of the Disciplined Equity Fund.  For the period April 1, 2012 through December 16, 2012, the 12b-1 fees incurred amounted to $21,607 and $12,683 for the Small Cap Opportunity Fund and the Disciplined Equity Fund, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended March 31, 2013, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$5,886,776	$45,692	$41,172,855	$20,000,994
Disciplined Equity Fund	—	—	55,118,485	98,779,928
Large Cap Value Fund	—	—	11,258,250	519,140
Small Cap Opportunity Fund	—	—	44,950,091	46,943,918

7.  SECTOR RISK

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broader range of industry sectors.  The Large Cap Value Fund had a significant portion of its assets invested in the industrials sector.  The industrials sector may have greater exposure to adverse economic, regulatory, and other changes affecting the issuers of such securities.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2013, were as follows:

	Aggregate Gross	Aggregate Gross		Federal Income
Fund	Appreciation	Depreciation	Net	Tax Cost
Bond Fund	$217,604	$(168,305)	$49,299	$27,387,356
Disciplined Equity Fund	3,518,630	(132,808)	3,385,822	22,121,225
Large Cap Value Fund	1,413,006	(36,175)	1,376,831	11,251,706
Small Cap Opportunity Fund	7,091,660	(766,072)	6,325,588	47,234,867

At March 31, 2013, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Gains (Losses)	Appreciation	Earnings
Bond Fund	$56,462	$55	$(59,674)	$49,299	$46,142
Disciplined Equity Fund	1,103,376	6,950,010	—	3,385,822	11,439,208
Large Cap Value Fund	15,655	3,062	—	1,376,831	1,395,548
Small Cap Opportunity Fund	1,499,522	2,757,126	—	6,325,729	10,582,377

As of March 31, 2013, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended March 31, 2013, the Bond Fund deferred on a tax basis, short-term post-October capital losses of $(3,244).  No other Funds plan to defer any late year losses.

The tax character of distributions paid during the fiscal year ended March 31, 2013 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total
Bond Fund	$288,171	$—	$288,171
Disciplined Equity Fund	1,898,216	1,998,556	3,896,772
Large Cap Value Fund	84,564	—	84,564
Small Cap Opportunity Fund	853,718	1,804,416	2,658,134

The tax character of distributions paid during the fiscal year ended March 31, 2012 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total
Disciplined Equity Fund	$2,987,272	$660,365	$3,647,637
Small Cap Opportunity Fund	4,364,900	3,341,665	7,706,565

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852 (b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2013.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2013

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2013, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Class	Shareholder	Percent of Shares Held
Bond Fund	Investor	First Clearing FBO	100.0%
	Institutional	Lafoba & Co.	70.6%

Disciplined Equity Fund	Investor	First Clearing FBO	99.9%
	Institutional	Lafoba & Co.	54.0%

Large Cap Value Fund	Investor	First Clearing FBO	99.9%
	Institutional	Lafoba & Co.	50.1%
		Wintrust Financial Corp.	43.4%

Small Cap Opportunity Fund	Investor	First Clearing FBO	97.6%
	Institutional	First Clearing FBO	41.5%
		Lafoba & Co.	35.2%

10.  REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders of the Great Lakes Disciplined Equity Fund and the Great Lakes Small Cap Opportunity Fund (“the Acquired Funds”), each a series of Northern Lights Fund Trust, took place on December 7, 2012 to approve a proposed Agreement of and Plan of Reorganization for the Acquired Funds, whereby the Disciplined Equity Fund and the Small Cap Opportunity Funds (“the Acquiring Funds”), each a series of the Managed Portfolio Series, would acquire all of the assets and liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds which would be distributed  pro rata by the Acquired Funds to its shareholders, in complete liquidation and termination of the Acquired Funds (the “Reorganization”).

All Acquired Fund shareholders of record at the close of business on November 7, 2012 were entitled to vote.  As of the record date, the Great Lakes Disciplined Equity Fund had 4,787,682 shares outstanding.  Of the 4,638,857 shares present in person or by proxy at the meeting on December 7, 2012: 4,638,857, or 100.0%, voted in favor of the Reorganization (representing 96.89% of total outstanding shares), 0, or 0.00%, voted against the Reorganization, and 0 withheld from voting for the Reorganization.  The Great Lakes Small Cap Opportunity Fund had 3,000,041 shares outstanding.  Of the 1,783,716 shares present in person or by proxy at the meeting on December 7, 2012: 1,777,778, or 99.67%, voted in favor of the Reorganization (representing 59.26% of total outstanding shares), 5,178, or 0.29%, voted against the Reorganization, and 760 withheld from voting for the Reorganization.  Accordingly, the Reorganizations were approved.

Great Lakes Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Stockholders
Great Lakes Funds

We have audited the accompanying statement of assets and liabilities of the Great Lakes Bond Fund, Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund and the Great Lakes Small Cap Opportunity Fund, each a series of the Managed Portfolio Series Trust (collectively, the Funds), including the schedule of investments, as of March 31, 2013, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods ending March 31, 2013.  These financial statements and financial highlights are the responsibility of the respective Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The statement of changes in net assets and financial highlights of the Great Lakes Disciplined Equity Fund (previously Wintrust Capital Disciplined Equity Fund) and Great Lakes Small Cap Opportunity Fund (previously Wintrust Capital Small Cap Opportunity Fund) presented herein for the years ending March 31, 2012 and prior were audited by another independent registered public accounting firm whose report dated May 30, 2012 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position each of the respective portfolios at March 31, 2013, the results of their operations, the changes in their net assets and the financial highlights for the periods ending March 31, 2013, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
May 30, 2013

Great Lakes Funds

Additional Information (Unaudited)
March 31, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Great Lakes Advisors, LLC

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT – Advanced Investment Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on September 5-6, 2012, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Great Lakes Advisors, LLC (“Great Lakes”) regarding the Great Lakes Bond Fund, the Great Lakes Large Cap Value Fund, the Great Lakes Disciplined Equity Fund and the Great Lakes Small Cap Opportunity Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) and the Investment Sub-Advisory Agreement between Great Lakes and Advanced Investment Partners, LLC (“AIP”) regarding the Great Lakes Disciplined Equity Fund (the “Investment Sub-Advisory Agreement”).  The Funds are newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Great Lakes, AIP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement  (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement, Investment Sub-Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreements.  Great Lakes also met with the Trustees and provided further information regarding its proposed services to the Funds including but not limited to information regarding its overall investment philosophy as well as its investment philosophy with respect to each Fund.

In determining whether to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees considered all factors they believed relevant to such determination, including the following: (1) the nature, extent, and quality of the services to be provided by Great Lakes with respect to each Fund and by AIP with respect to the Great Lakes Disciplined Equity Fund; (2) the cost of the services to be provided and the profits to be realized by Great Lakes from services rendered to the Trust with respect to each Fund and by AIP with respect to the Great Lakes Disciplined Equity Fund; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as each Fund grows, and whether the proposed advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Great Lakes resulting from services rendered to the Funds and by AIP with respect to the Great Lakes Disciplined Equity Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Great Lakes’ presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and Great Lakes as will be set forth in the Investment Advisory Agreement as it relates to each Fund and by AIP with respect to the Great Lakes Disciplined Equity Fund are fair and reasonable in light of the services that Great Lakes and AIP will perform, the investment advisory fees each Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement as it relates to each Fund and the Investment Sub-Advisory Agreement as it relates to the Great Lakes Disciplined Equity Fund are summarized below.

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2013

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services that Great Lakes will provide under the Investment Advisory Agreement with respect to each Fund, noting that such services include but are not limited to the following: (1) investing, or for the Great Lakes Disciplined Equity Fund, overseeing the investment of each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining, or for the Great Lakes Disciplined Equity Fund, overseeing the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting, or for the Great Lakes Disciplined Equity Fund, overseeing the voting of all proxies with respect to the Funds’ portfolio securities; (4) maintaining, or for the Great Lakes Disciplined Equity Fund, overseeing the maintenance of the required books and records for transactions affected by Great Lakes on behalf of the Funds; and (5) selecting, or for the Great Lakes Disciplined Equity Fund, overseeing the selection of broker-dealers to execute orders on behalf of the Funds.  The Trustees noted Great Lakes’ status as wholly-owned subsidiary of Wintrust Financial Corporation, a financial services holding company based in Lake Forest, Illinois, with assets exceeding $15 billion.  The Trustees considered Great Lakes’ capitalization, its assets under management, the investment performance of composites of accounts that Great Lakes advises with similar investment strategies to that of the Funds, as well as the investment performance of the Great Lakes Disciplined Equity Fund and the Great Lakes Small Cap Opportunity Fund while such funds were series of a predecessor trust.  The Trustees also considered the investment philosophy of the portfolio managers and noted their experience managing assets with similar investment objectives.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Great Lakes proposes to provide to each of the Funds under the Investment Advisory Agreement.

Similar to the review of Great Lakes, the Trustees considered the scope of services that AIP will provide under the Investment Sub-Advisory Agreement with respect to the Great Lakes Disciplined Equity Fund, noting that such services include but are not limited to the following: (1) investing the assets of the Great Lakes Disciplined Equity Fund consistent with its investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Great Lakes Disciplined Equity Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by AIP on behalf of the Great Lakes Disciplined Equity Fund; and (5) selecting broker-dealers to execute orders on behalf of the Great Lakes Disciplined Equity Fund.  The Trustees noted AIP’s status as a majority-owned subsidiary of Great Lakes.  The Trustees considered AIP’s assets under management, the investment performance of a composite of accounts that AIP advises with similar investment strategies to that of the Great Lakes Disciplined Equity Fund, as well as the investment performance of the Great Lakes Disciplined Equity Fund while it was a series of a predecessor trust.  The Trustees also considered the investment philosophy of the portfolio managers and noted their experience managing assets with similar investment objectives.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that AIP proposes to provide to the Great Lakes Disciplined Equity Fund under the Investment Sub-Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that each Fund will pay to Great Lakes under the Investment Advisory Agreement, as well as Great Lakes’ profitability analysis (12 month pro-forma) for services that Great Lakes will render to each Fund. In this regard, the Trustees noted that Great Lakes expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Funds which exceed the projected Rule 12b-1 fees payable by the Funds.  The Trustees noted that while the management fees charged to separately managed accounts with similar investment strategies and similar asset levels to those projected for each of the Funds are generally lower than the proposed advisory fee for the Funds, Great Lakes has additional responsibilities with respect to the Funds, including prepa-

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2013

ration of Board and shareholder materials, that justify the higher fees.  The Trustees also noted that Great Lakes had contractually agreed to reduce its management fees, and, if necessary, reimburse each Fund for operating expenses, as specified in the Prospectus.  The Trustees concluded that Great Lakes’ service relationship with the Funds will provide a reasonable profit.

The Trustees also considered the proposed annual sub-advisory fee that Great Lakes will pay to AIP under the Investment Sub-Advisory Agreement, as well as AIP’s profitability analysis (12 month pro-forma) for services that AIP will render to the Great Lakes Disciplined Equity Fund.  The Trustees noted that the management fees charged to separately managed accounts with similar investment strategies and similar asset levels to those projected for the Great Lakes Disciplined Equity Fund are generally higher than the proposed sub-advisory fee for the Great Lakes Disciplined Equity Fund.  With respect to profitability, the Trustees considered that Great Lakes compensates AIP from its fee.  The Trustees concluded that AIP’ service relationship with Great Lakes with respect to the Great Lakes Disciplined Equity Fund will provide a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses that each Fund will bear and those of funds in the same Lipper benchmark category.  The Trustees noted that:

•
The Great Lakes Bond Fund’s management fee was slightly higher than the average and median management fees (before waivers) but that the projected total expenses of the Institutional Class shares were lower than the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category;

•
The Great Lakes Large Cap Value Fund’s management fee was slightly higher than the average and median management fees (before waivers) but that the projected total expenses Institutional and Investor Class shares were lower than the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category;

•
The Great Lakes Disciplined Equity Fund’s management fee was lower than the average and median management fees (before waivers) and the projected total expenses of the Institutional and Investor Class shares were lower than the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category; and

•
The Great Lakes Small Cap Equity Fund’s management fee was lower than the average and median management fees (before waivers) and the projected total expenses of the Institutional and Investor Class shares were lower than the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category.

The Trustees also considered that the average net assets of funds comprising the benchmark category for each Fund were significantly higher than the projected assets of that Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Great Lakes’ proposed advisory fees were reasonable.

Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Funds and the sub-advisory fee for the Great Lakes Disciplined Equity Fund do not contain breakpoints.  The Trustees noted that the Funds are newly organized and that an increase in assets would mostly likely not decrease the amount of advisory services that Great Lakes or AIP would

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2013

need to provide to each Fund at the present time.  The Trustees also took into account the fact that Great Lakes had agreed to consider breakpoints in the future in response to asset growth, but had expressed reservation about doing so for the Great Lakes Small Cap Opportunity Fund because of concerns about potential capacity constraints associated with its strategy of investing in small cap stocks.

Other Benefits. The Trustees noted that Great Lakes intends to utilize soft dollar arrangements only with respect to portfolio transactions for the Great Lake Small Cap Opportunity Fund and that AIP does not intend to utilize soft dollar arrangements with respect to the Great Lakes Disciplined Equity Fund.  They also noted that affiliated brokers will not be used to execute the portfolio transactions of the Funds.  While the Trustees noted that Rule 12b-1 fees may be paid to Great Lakes and its affiliates as compensation for shareholder and distribution services performed on behalf of the Funds, the Trustees considered the fact that the overall distribution expenses that Great Lakes and its affiliates expect to incur significantly exceed anticipated Rule 12b-1 payments from the Funds.  The Trustees concluded that Great Lakes and AIP with respect to the Great Lakes Disciplined Equity Fund will not receive any other material financial benefits from services rendered to the Funds.

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2013

TRUSTEES AND OFFICERS

		Term of	Number of		Other
		Office and	Portfolios		Directorships
	Position(s)	Length of	in Trust		Held by
Name,	Held with	Time	Overseen	Principal Occupation(s)	Trustee During
Address and Age	the Trust	Served	by Trustee	During the Past Five Years	the Past Five Years
Independent Trustees

Roel C. Campos, Esq.	Trustee	Indefinite	16	Partner, Locke Lord LLP (a law firm)	Director, WellCare
615 E. Michigan St.		Term; Since		(2011-Present); Partner, Cooley LLP	Health Plans, Inc.
Milwaukee, WI 53202		April 2011		(a law firm) (2007-2011); Commissioner,	(2013-Present);
Age: 64				U.S. Securities and Exchange Commission	Director, Regional
				(2002-2007).	Management Corp.
(2012-Present).

David A. Massart	Trustee	Indefinite	16	Co-Founder and Chief Investment	Independent Trustee,
615 E. Michigan St.		Term; Since		Strategist, Next Generation Wealth	ETF Series Solutions
Milwaukee, WI 53202		April 2011		Management, Inc. (2005-Present).	(1 Portfolio)
Age: 45					(2012-Present).

Leonard M. Rush, CPA	Trustee	Indefinite	16	Chief Financial Officer, Robert W. Baird	Anchor Bancorp
615 E. Michigan St.		Term; Since		& Co. Incorporated, (2000-2011).	Wisconsin, Inc.
Milwaukee, WI 53202		April 2011			(2011-Present);
Age: 67					Independent Trustee,
ETF Series Solutions
(1 Portfolio)
(2012-Present).

David M. Swanson	Trustee	Indefinite	16	Founder and Managing Principal,	Independent Trustee,
615 E. Michigan St.		Term; Since		SwanDog Strategic Marketing, LLC	Financial Investors
Milwaukee, WI 53202		April 2011		(2006-Present); Executive Vice President,	Variable Insurance
Age: 56				Calamos Investments (2004-2006).	Trust (5 Portfolios)
(2006-Present).

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	16	Executive Vice President, U.S. Bancorp	None
615 E. Michigan St.	and Trustee	Term; Since		Fund Services, LLC (1994-Present).
Milwaukee, WI 53202		January 2011
Age: 54

Officers

James R. Arnold	President and	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Principal	Term, Since		Fund Services, LLC (2002-Present).
Milwaukee, WI 53202	Executive	January 2011
Age: 56	Officer

Deborah Ward	Vice President,	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Chief	Term; Since		Fund Services, LLC (2004-Present).
Milwaukee, WI 53202	Compliance	April 2013
Age: 46	Officer and
Anti-Money
Laundering
Officer

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2013

		Term of	Number of		Other
		Office and	Portfolios		Directorships
	Position(s)	Length of	in Trust		Held by
Name,	Held with	Time	Overseen	Principal Occupation(s)	Trustee During
Address and Age	the Trust	Served	by Trustee	During the Past Five Years	the Past Five Years
Brian R. Wiedmeyer	Treasurer and	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Principal	Term; Since		Services, LLC (2005-Present).
Milwaukee, WI 53202	Financial	January 2011
Age: 40	Officer

Angela L. Pingel, Esq.	Secretary	Indefinite	N/A	Vice President and Counsel, U.S.	N/A
615 E. Michigan St.		Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 2011		(2011-Present); Vice President and
Age: 42				Securities Counsel, Marshall & Ilsley
Trust Company N.A. (2007-2010);
Assistant Vice President and Counsel,
U.S. Bancorp Fund Services, LLC
(2004-2007).

Ryan L. Roell	Assistant	Indefinite	N/A	Compliance Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC (2005-Present).
Milwaukee, WI 53202		September 2012
Age: 40

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Bond Fund	3.61%
Disciplined Equity Fund	40.65
Large Cap Value Fund	100.00
Small Cap Opportunity Fund	46.90

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2013 was as follows:

Fund
Bond Fund	5.92%
Disciplined Equity Fund	40.44
Large Cap Value Fund	100.00
Small Cap Opportunity Fund	44.33

Great Lakes Funds

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Great Lakes Advisors, LLC
222 South Riverside Plaza, 28th Floor
Chicago, Illinois  60606

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, Minnesota  55402-4509

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, Maine  04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  For the fiscal year ended March 31, 2013, the Fund’s principal accountant was Ernst & Young, LLP. For the fiscal year ended March 31, 2012, the Fund’s principal accountant was BBD, LLP. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$44,000	$27,000
Audit-Related Fees	$0	$0
Tax Fees	$10,000	$4,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young and BBD applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 3/31/2013	FYE 3/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2013	FYE 3/31/2012
Registrant	$0	$4,000
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date   June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date   June 10, 2013

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date   June 10, 2013

* Print the name and title of each signing officer under his or her signature.